Goodwill and Intangible assets	6 Months Ended
Jun. 30, 2020
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Goodwill and Intangible assets
2.5.8 Goodwill and Intangible assets

	As of June 30,	As of December 31,
(€‘000)	2020	2019
OnCyte IPRD	33 676	33 676
C-Cath development costs	573	607
Goodwill	883	883
Patents & Licenses	911	964
Other intangible assets	62	69

Total Goodwill and Intangible assets	36 106	36 199

The variance on the total intangible assets as of June 30, 2020 resulted primarily from the regular amortization of C-Cath
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development costs and the Group’s Patents & Licenses. Goodwill and OnCyte IPRD are not amortized, but are tested for impairment at least annually and whenever events or changes in circumstances indicate that their carrying value may not be recoverable. An impairment test has been performed by the Group’s management, using similar assumptions as the ones used for the contingent consideration liability reassessment (under note 2.5.14.2), leading to the conclusion that no impairment was identified as of June 30, 2020.